PLEDGED ASSETS, COLLATERAL, GUARANTEES AND COMMITMENTS - Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 13,422	$ 17,977
Cash segregated under federal and other brokerage regulations or deposited with clearing organizations	13,700	9,400
Cash and due from banks
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	2,786	3,774
Deposits with banks, net of allowance
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 10,636	$ 14,203